UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     May 11, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $ 131,958


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Apple Inc		Comm	037833100	1,208	 2,015	  SH		Sole		 2,015
Accenture PLC Ireland	Cl A	G1151C101	4,587   71,112    SH		Sole	        71,112
Acme Packet Inc		Comm	004764106	2,352	85,478	  SH		Sole		85,478
Amazon Com Inc		Comm	023135106	1,802	 8,900	  SH		Sole		 8,900
BE Aerospace Inc	Comm	073302101	  710	15,286	  SH		Sole		15,286
Borgwarner		Comm	099724106	4,629	54,888	  SH		Sole		54,888
Coca Cola Enterprises InComm	19122T109	5,586  195,306	  SH		Sole	       195,306
Church & Dwight Inc	Comm	171340102	3,667   74,551    SH            Sole            74,551
Citrix Sys Inc		Comm	177376100	2,039	25,834	  SH		Sole		25,834
Deckers Outdoor Corp	Comm	243537107	1,760	27,920	  SH		Sole		27,920
Fortune Brands Home & SeComm	34964C106	3,897  176,555	  SH		Sole	       176,555
Goodrich Corp		Comm	382388106	2,812	22,416	  SH		Sole		22,416
Google Inc		CL A	38259P508	6,196	 9,663	  SH		Sole		 9,663
Home Depot Inc		Comm	437076102	1,895	37,670    SH		Sole		37,670
JPMorgan Chase & Co	Comm	46625H100	4,491	97,663	  SH		Sole		97,663
Coca Cola Co		Comm	191216100	4,043	54,634	  SH		Sole		54,634
Kansas City Southern	Com New	485170302	4,633	64,632	  SH		Sole		64,632
Las Vegas Sands Corp	Comm	517834107	1,235	21,448	  SH		Sole		21,448
Lauder Estee Cos Inc	CL A	518439104	5,754	92,893	  SH		Sole		92,893
Liveperson Inc		Comm	538146101	3,806  226,955	  SH		Sole 	       226,955
Mastercard Inc		CL A	57636Q104	4,477   10,646	  SH		Sole		10,646
Marriott Intl Inc New	CL A	571903202	7,563  199,802    SH		Sole	       199,802
McDonalds Corp		Comm	580135101	1,516	15,450	  SH		Sole		15,450
3M Co			Comm	88579Y101	3,184	35,688	  SH		Sole		35,688
Monsanto Co New		Comm	61166W101	3,714	46,568	  SH		Sole		46,568
Pfizer Inc		Comm	717081103	1,641	72,450    SH		Sole		72,450
Potash Corp Sask Inc	Comm	73755L107	3,524	77,130	  SH		Sole		77,130
Robert Half Intl Inc	Comm	770323103	3,010	99,335	  SH		Sole		99,335
Sapient Corp		Comm	803062108	5,622  451,571    SH		Sole	       451,571
Scotts Miracle Gro Co   CL A	810186106 	6,906  127,515    SH		Sole	       127,515
Tornier N V		SHS	N87237108	1,366	53,140	  SH		Sole		53,140
Ulta Salon Cosm & Frag	Comm	90384S303	6,005	64,649	  SH		Sole		64,649
United Parcel Service InCL B 	911312106	6,788	84,094    SH		Sole		84,094
Wynn Resorts Ltd	Comm	983134107       3,168   25,368    SH		Sole		25,368
Yum Brands Inc		Comm	988498101	6,372   89,520    SH            Sole            89,520



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